Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) [1]
Reduction of issued capital	$ 0.0
Share premium
Reduction of issued capital	$ 320.0

[1]	⁴⁾ The Share premium reserve was reduced by USD 320.0m, as decided at the Annual General Meeting on 11 April 2024 and subsequently approved by the court, in order to create further distributable reserves to support: (i) the future payment by the Company of dividends to its shareholders; and (ii) share buy-backs should circumstances dictate it desirable.